GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

Golar LNG Partners LP (the “Partnership,” “we,” “our,” or “us”) is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited (“Golar”) in September 2007, to own and operate LNG carriers and FSRUs under long-term charters.

We completed our initial public offering (“IPO”) in April 2011. Our common units are traded on the NASDAQ under the symbol: GMLP.

On July 12, 2018, we acquired an interest in the Hilli Episeyo (the “Hilli”), a floating liquefied natural gas (“FLNG”) vessel through the acquisition of 50% of the common units (the “Hilli Common Units”) in Golar Hilli LLC ("Hilli LLC") (the “Hilli Acquisition”) (see note 10).

As of December 31, 2019 and 2018, Golar held 30.6% of our common units. In addition, as of December 31, 2019 and 2018, Golar held a 2% general partner interest in us and 100% of our incentive distribution rights (“IDRs”).

As of December 31, 2019 and 2018, we had a fleet of six FSRUs, four LNG carriers and an interest in the Hilli.

References to Golar in these consolidated financial statements refer, depending on the context, to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.